Income tax (Summary of Tax Losses Accumulated) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income tax [Line Items]
Unused tax losses, deferred tax asset was recognised		$ 378,422	$ 359,234	$ 383,674
Chile [Member]
Disclosure Of Income tax [Line Items]
Unused tax losses, deferred tax asset was recognised	[1]	317,644	315,733	345,104
Brazil [Member]
Disclosure Of Income tax [Line Items]
Unused tax losses, deferred tax asset was recognised	[1]	37,848	38,011	33,721
Argentina [Member]
Disclosure Of Income tax [Line Items]
Unused tax losses, deferred tax asset was recognised	[2]	$ 22,930	$ 5,490	$ 4,849

[1]	Taxable losses have no expiration date.
[2]	Expiring dates for tax losses accumulated at December 31, 2019 are:Expiring date Amounts in US$ ‘0002021 4472022 1,1092023 2,9462024 18,428